VIEs (VIEs Consolidated within Sohu Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
ASSETS:
Cash and cash equivalents	$ 159,927		$ 362,504
Restricted cash	0		3,184
Short-term investments	744,498		597,770
Accounts receivable, net	53,762		71,618
Prepaid and other current assets	83,575		81,971
Total current assets	1,041,762		1,117,047
Fixed assets, net	252,860	[1]	269,058	[2]
Other non-current assets	10,995		12,793
Total assets	1,734,666		1,882,098
LIABILITIES:
Accounts payable	36,043		44,609
Accrued liabilities	97,138		103,779
Receipts in advance and deferred revenue	51,007		50,829
Total current liabilities	321,967		342,392
Long-term tax liabilities	211,848		212,859
Total liabilities	811,978		822,820
Cost of revenues:
Total cost of revenues	165,833		145,757		$ 191,573
Operating expenses:
Total operating expenses	541,967		542,225		543,172
Net income from continuing operations	(100,238)		(66,070)		(17,341)
Cash flows from operating activities:
Net cash provided by continuing operating activities	(48,018)		(25,567)		32,242
Net cash provided by operating activities	(48,018)		(25,567)		32,242
Cash flows from investing activities:
Net cash provided by continuing investing activities	(113,360)		(291,665)		(232,789)
Net cash provided by investing activities	(113,360)		(291,665)		(232,789)
Cash flows from financing activities:
Net cash used in continuing financing activities	(40,875)		(6,560)		(82,136)
Net cash used in financing activities	(40,875)		(6,560)		(82,136)
Variable Interest Entity Primary Beneficiary [Member]
ASSETS:
Cash and cash equivalents	12,990		6,665
Restricted cash	0		1,412
Short-term investments	18,589		18,743
Accounts receivable, net	27,315		32,953
Prepaid and other current assets	4,967		5,514
Intra-Group receivables due from subsidiaries	118,761		502,353
Total current assets	182,622		567,640
Fixed assets, net	74		203
Investment in Subsidiaries	347,783		0
Other non-current assets	50,352		48,538
Total assets	580,831		616,381
LIABILITIES:
Accounts payable	5,159		7,916
Accrued liabilities	24,700		28,525
Receipts in advance and deferred revenue	46,845		43,958
Other current liabilities	15,887		19,484
Intra-Group payables due to subsidiaries	234,405		283,083
Total current liabilities	326,996		382,966
Long-term tax liabilities	12,830		13,021
Other non-current liabilities	1,444		1,445
Total liabilities	341,270		397,432
Revenues:
Total revenues	498,379		490,485		619,394
Cost of revenues:
Total cost of revenues	133,375		141,662		201,486
Operating expenses:
Total operating expenses	338,124		326,871		402,137
Net income from continuing operations	21,744		23,879		2,691
Cash flows from operating activities:
Net cash provided by continuing operating activities	26,103		27,169		3,276
Net cash provided by operating activities	26,103		27,169		3,276
Cash flows from investing activities:
Net cash provided by continuing investing activities	27,473		58,972		67,076
Net cash provided by investing activities	27,473		58,972		67,076
Cash flows from financing activities:
Net cash used in continuing financing activities	(48,657)		(101,611)		(79,209)
Net cash used in financing activities	(48,657)		(101,611)		(79,209)
Variable Interest Entity Primary Beneficiary [Member] | Third-party [Member]
Revenues:
Total revenues	484,911		477,202		591,480
Cost of revenues:
Total cost of revenues	60,678		55,227		96,603
Operating expenses:
Total operating expenses	63,633		44,059		72,911
Cash flows from operating activities:
Net cash provided by operating activities	384,664		409,762		448,936
Cash flows from investing activities:
Net cash provided by investing activities	(8,315)		(14,922)		(5,421)
Variable Interest Entity Primary Beneficiary [Member] | Intra-Group [Member]
Revenues:
Total revenues	13,468		13,283		27,914
Cost of revenues:
Total cost of revenues	72,697		86,435		104,883
Operating expenses:
Total operating expenses	274,491		282,812		329,226
Cash flows from operating activities:
Net cash provided by operating activities	(358,561)		(382,593)		(445,660)
Cash flows from investing activities:
Net cash provided by investing activities	35,788		73,894		72,497
Cash flows from financing activities:
Net cash used in financing activities	$ (48,657)		$ (101,611)		$ (79,209)

[1]	Total additions to fixed assets of Sohu and Changyou were $0.6 million and $0.7 million, respectively, for the year ended December 31, 2024.
[2]	Total additions to fixed assets of Sohu and Changyou were $1.1 million and $1.2 million, respectively, for the year ended December 31, 2023.